Property and Equipment, Net - Depreciation expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Abstract]
Depreciation expenses	¥ 32.5	$ 5.0	¥ 34.1	¥ 29.4